Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
REVENUE		$ 130,932,196	$ 16,822,196	$ 103,820,403	$ 115,285,213
COST OF REVENUE
Total cost of revenue		(76,051,134)	(9,771,065)	(61,428,164)	(68,274,282)
GROSS PROFIT		54,881,062	7,051,131	42,392,239	47,010,931
SELLING AND MARKETING EXPENSES
Employee compensation and benefits		(18,865,185)	(2,423,803)	(8,379,333)	(9,325,107)
Commission		(5,236,726)	(672,816)	(5,708,609)	(6,231,376)
Others		(3,227,231)	(414,636)	(1,905,024)	(2,767,204)
Total selling and marketing expenses		(27,329,142)	(3,511,255)	(15,992,966)	(18,323,687)
GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation and benefits		(7,772,017)	(998,550)	(5,460,334)	(5,894,041)
Depreciation		(32,997)	(4,239)	(451,729)	(765,091)
Lease expense		(2,632,511)	(338,226)	(2,823,919)	(2,854,277)
Building management fee, government rent and rate		(2,559,568)	(328,854)	(2,700,055)	(2,561,621)
Legal and professional fee		(4,587,440)	(589,395)	(1,555,347)	(1,502,443)
Provision for expected credit losses		(759,752)	(97,613)	(1,197,330)	(2,908,913)
Other expenses		(3,342,674)	(429,468)	(3,954,050)	(3,126,206)
Total general and administrative expenses		(21,686,959)	(2,786,345)	(18,142,764)	(19,612,592)
INCOME FROM OPERATIONS		5,864,961	753,531	8,256,509	9,074,652
OTHER INCOME, NET
Bank interest income		391,825	50,342	31,523	33,332
Interest expense		(250,943)	(32,241)	(316,717)	(124,021)
Administrative service fee from related parties		184,000	23,640	390,000	369,000
Administrative service fee from non-related parties		528,000	67,838
Government subsidies				175,688
Other (expenses) income		187,426	24,080	(4,516)	(69,235)
Total other income, net		1,040,308	133,659	275,978	209,076
INCOME BEFORE INCOME TAX EXPENSES		6,905,269	887,190	8,532,487	9,283,728
INCOME TAX EXPENSES		(1,627,909)	(209,154)	(2,129,604)	(1,500,878)
NET INCOME		5,277,360	678,036	6,402,883	7,782,850
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		(87,532)	(11,246)	(31,962)	(93,266)
TOTAL COMPREHENSIVE INCOME		$ 5,189,828	$ 666,790	$ 6,370,921	$ 7,689,584
Weighted average number of ordinary shares:
Basic (in Shares)	[1]	1,935,996	1,935,996	1,875,000	1,875,000
Diluted (in Shares)	[1]	1,935,996	1,935,996	1,875,000	1,875,000
Earnings per share – basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 2.73	$ 0.35	$ 3.41	$ 4.15
Earnings per share – diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 2.73	$ 0.35	$ 3.41	$ 4.15
External
COST OF REVENUE
Total cost of revenue		$ (72,198,081)	$ (9,276,024)	$ (57,967,108)	$ (63,801,949)
Related Party
COST OF REVENUE
Total cost of revenue		$ (3,853,053)	$ (495,041)	$ (3,461,056)	$ (4,472,333)

[1]	Giving retroactive effect to (1) the issuance of ordinary shares and a share split ratio of 1-to-1,800 on August 13, 2024, and (2) a share consolidation ratio of 12-to-1 on January 15, 2026.